Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of year ended June 30,
	2026	2025
Accounts receivable	$321,411	$307,836
Accounts receivable – related parties	—	11,265
Less: allowance for expected credit loss	(21,146)	(14,237)
	$300,265	$304,864

Schedule of Movement of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	As of year ended June 30,
	2026	2025
Balance at beginning of the year	$(14,237)	$(25,676)
(Provision)/reversal of provision	(6,909)	11,439
Ending balance	$(21,146)	$(14,237)